Post-employment benefit plans - Defined Benefit Plans Recognized in Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits [Abstract]
Cumulative gains (losses) recognized directly in equity, January 1	$ 419	$ (2,014)
Actuarial gains in other comprehensive income from continuing operations	894	3,020
Increase in the effect of the asset limit in other comprehensive income from continuing operations	(328)	(587)
Cumulative gains recognized directly in equity, December 31	985	$ 419
Cumulative actuarial losses	1,699
Cumulative decrease in the effect of the asset limit	$ (714)